Leases	12 Months Ended
Mar. 31, 2018
Leases 1 [Abstract]
Leases
Leases
The Company has lease commitments for the future periods, expiring as follows:

2018
$
Not later than 1 year	16,711
Later than 1 year and not later than 5 years	69,621
Later than 5 years	64,884
151,216

Operating leases relate to leases of real estate with lease terms of between 5 and 10 years. All operating lease contracts over 5 years contain clauses for 5-year market rental reviews. The Company does not have an option to purchase the leased property at the expiry of the lease periods. Beginning in the year ended March 31, 2017, the Company also has obligations to pay contingent rent based on a percentage of sales in connection with certain retail store leases.
Rent expense for the year comprises the following:

	2018	2017	2016
	$	$	$
Annual lease expense	17,016	8,654	4,459
Contingent rent	2,857	1,075	—
	19,873	9,729	4,459

Deferred rent in the amount of $4,348 (2017 - $2,110) is included in other long-term liabilities.